Net investment income	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Net investment income	Net investment income
Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2022	2021	2020
	£m	£m	£m
Net (losses)/gains from financial instruments mandatorily at fair value	(51)	73	(50)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income	(111)	305	295
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(18)	114	(61)
Dividend income	31	20	37
Net losses on other investments[a]	(285)	(201)	(208)
Net investment (expense)/income	(434)	311	13
Note
a Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.